Segmental information - Summary of performance of operating segments (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Consolidated sales revenue		$ 26,873	$ 26,802
Underlying EBITDA		11,547	12,093
Proceeds from disposal of property, plant and equipment		7	17
Purchases of property, plant and equipment and intangible assets	[1]	4,734	4,018
Exploration and evaluation expenditures		334	487
Total for all subsidiaries
Disclosure of operating segments [line items]
Share of sales revenue of equity accounted units		$ 128	121
Iron Ore
Disclosure of operating segments [line items]
Percent of exploration and evaluation charge		19.00%
Aluminium
Disclosure of operating segments [line items]
Percent of exploration and evaluation charge		2.00%
Copper
Disclosure of operating segments [line items]
Percent of exploration and evaluation charge		36.00%
Minerals
Disclosure of operating segments [line items]
Percent of exploration and evaluation charge		10.00%
Other operations
Disclosure of operating segments [line items]
Consolidated sales revenue		$ 157	49
Underlying EBITDA		16	55
Capital expenditure		$ 5	12
Percent of exploration and evaluation charge		33.00%
Simandou iron ore project
Disclosure of operating segments [line items]
Consolidated sales revenue		$ 0	0
Underlying EBITDA		(21)	(7)
Capital expenditure		822	742
Share of equity accounted units
Disclosure of operating segments [line items]
Share of equity accounted units		(2,528)	(1,978)
Central pension costs, share-based payments, insurance and derivatives
Disclosure of operating segments [line items]
Underlying EBITDA		(17)	(158)
Restructuring, project and one-off costs
Disclosure of operating segments [line items]
Underlying EBITDA		(320)	(111)
Central costs
Disclosure of operating segments [line items]
Underlying EBITDA		(427)	(494)
Central exploration and evaluation expenditures
Disclosure of operating segments [line items]
Underlying EBITDA		(110)	(114)
Other items
Disclosure of operating segments [line items]
Capital expenditure		40	43
Gross product sales
Disclosure of operating segments [line items]
Share of sales revenue of equity accounted units		2,656	2,099
Operating segments | Reportable segments
Disclosure of operating segments [line items]
Consolidated sales revenue		29,366	28,838
Underlying EBITDA		12,423	12,912
Capital expenditure		3,860	3,204
Operating segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue		12,518	15,206
Underlying EBITDA		6,669	8,807
Capital expenditure		1,447	1,258
Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue		7,753	6,486
Underlying EBITDA		2,363	1,577
Capital expenditure		756	705
Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue		6,208	4,408
Underlying EBITDA		3,105	1,841
Capital expenditure		831	970
Operating segments | Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue		2,887	2,738
Underlying EBITDA		286	687
Capital expenditure		826	271
Inter-segment transactions
Disclosure of operating segments [line items]
Consolidated sales revenue		(122)	(107)
Underlying EBITDA		$ 3	$ 10

[1]	In 2025, our net cash outflow in relation to the Simandou iron ore project was US$486 million (30 June 2024:US$331 million). This includes cash outflows of US$822 million (30 June 2024: US$742 million) for purchases of property, plant and equipment, and US$331 million (30 June 2024: nil) as net funding of equity accounted units for the funding of shared infrastructure in the WCS Rail and Port entities. We received related cash inflows of US$667 million (30 June 2024: US$411 million) from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFer Jersey Limited.